Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2022	May 31, 2023	May 31, 2022
Cash flows from operating activities:
Net loss	$ (9,563,000)	$ (26,495,000)	$ (21,134,000)	$ (47,486,000)	$ (79,824,000)	$ (210,820,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	8,000	54,000	18,000	153,000	175,000	781,000
Amortization of debt issuance costs	3,000	18,000	369,000	34,000	9,747,000	87,000
Issuance costs for private placement of shares and warrants through placement agent	906,000		906,000
Amortization of discount on convertible notes	142,000	580,000	542,000	1,156,000	2,126,000	2,958,000
Warrants issued for legal settlement						3,663,000
Finance charges related to surety bond backstop agreement					4,885,000	6,585,000
Loss on derivatives			13,000	8,601,000	8,750,000
Loss on induced conversion	636,000	638,000	2,640,000	638,000	5,312,000	37,381,000
Loss on note extinguishment	2,406,000		4,490,000
Inducement interest expense and non-cash finance charges						6,691,000
Change in fair value of derivative liabilities					6,000
Inventory charge		17,929,000		20,633,000	20,633,000	73,490,000
Stock-based compensation			1,075,000	3,118,000	4,275,000	6,239,000
Changes in operating assets and liabilities:
Decrease (increase) in inventories						2,060,000
(Increase) decrease in prepaid expenses and other assets			(290,000)	(303,000)	1,902,000	(4,125,000)
(Decrease) increase in accounts payable and accrued expenses			4,374,000	(2,024,000)	(3,097,000)	(2,713,000)
Net cash used in operating activities			(6,997,000)	(15,480,000)	(25,110,000)	(77,723,000)
Cash flows from investing activities:
Net cash Provided by/used in investing activities
Cash flows from financing activities:
Proceeds from warrant transactions, net of offering costs				2,133,000	2,807,000	5,390,000
Proceeds from sale of common stock and warrants, net of issuance costs			3,016,000	11,255,000	25,786,000	41,195,000
Proceeds from warrant exercises			300,000	264,000	439,000	1,036,000
Proceeds held in trust				200,000
Proceeds from convertible note and warrant issuances, net of issuance costs			1,357,000		895,000
Proceeds from stock option exercises						390,000
Net cash provided by financing activities			4,673,000	13,852,000	29,927,000	48,011,000
Net change in cash and restricted cash			(2,324,000)	(1,628,000)	4,817,000	(29,712,000)
Cash and restricted cash at beginning of period			9,048,000	4,231,000	4,231,000	33,943,000
Cash and restricted cash at end of period	6,724,000	2,603,000	6,724,000	2,603,000	9,048,000	4,231,000
Cash and restricted cash consisted of the following:
Cash	147,000	2,403,000	147,000	2,403,000	2,541,000	4,231,000
Restricted cash	6,577,000	200,000	6,577,000	200,000	6,507,000
Total cash and restricted cash	$ 6,724,000	$ 2,603,000	6,724,000	2,603,000	9,048,000	4,231,000
Supplemental disclosure:
Cash paid for interest			38,000		19,000	63,000
Non-cash investing and financing transactions:
Derivative liability associated with warrants			80,000	8,601,000	8,750,000
Issuance of common stock for principal of convertible notes			2,000,000	500,000	4,000,000	31,000,000
Accrued dividends on Series C and D convertible preferred stock			741,000	753,000	1,490,000	1,636,000
Warrants issued to placement agent			413,000	159,000
Cashless exercise of warrants						1,000
Dividend paid in common stock on Series B and C convertible preferred stock conversions					159,000	305,000
Warrants issued to placement agent, recorded in additional paid-in capital					7,640,000	3,597,000
Warrants issued for surety bond backstop agreement					4,885,000	$ 6,585,000
Deemed dividend due to equity modifications, recorded in additional paid-in capital					$ 5,417,000
Deemed dividend on common stock issued due to down round provision, recorded in additional paid-in capital				$ 5,294,000
Note conversion to common stock and warrants			$ 2,295,000